UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    Four Embarcadero Center
            Suite 3500
            San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA      11/14/2012
-------------------------     -----------------      --------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    53
                                          ------------
Form 13F Information Table Value Total:    840,156
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
ABBOTT LABS                   CALL     002824900     221    118,700   SH Call  Shared-defined          0    118,700   0
ABBOTT LABS                   COM      002824100  27,342    398,809   SH       Shared-defined          0    398,809   0
ACHILLION PHARMACEUTICALS IN  COM      00448Q201   2,095    201,335   SH       Shared-defined          0    201,335   0
AETNA INC NEW                 COM      00817Y108  17,063    430,889   SH       Shared-defined          0    430,889   0
BROOKDALE SR LIVING INC       COM      112463104   5,693    245,183   SH       Shared-defined          0    245,183   0
CBRE GROUP INC                CL A     12504L109  13,209    717,477   SH       Shared-defined          0    717,477   0
COACH INC                     COM      189754104  73,213  1,306,904   SH       Shared-defined          0  1,306,904   0
COOPER COS INC                COM NEW  216648402   3,387     35,861   SH       Shared-defined          0     35,861   0
DEERE & CO                    COM      244199105  49,542    600,724   SH       Shared-defined          0    600,724   0
LILLY ELI & CO                COM      532457108   2,109     44,482   SH       Shared-defined          0     44,482   0
EXPEDIA INC DEL               COM NEW  30212P303  12,649    218,696   SH       Shared-defined          0    218,696   0
FIRST SOLAR INC               COM      336433107   2,301    103,903   SH       Shared-defined          0    103,903   0
FLUIDIGM CORP DEL             COM      34385P108   2,666    156,830   SH       Shared-defined          0    156,830   0
FOREST LABS INC               CALL     345838906     196    435,900   SH Call  Shared-defined          0    435,900   0
GILEAD SCIENCES INC           COM      375558103  83,797  1,263,339   SH       Shared-defined          0  1,263,339   0
GROUPON INC                   COM CL A 399473107     581    121,946   SH       Shared-defined          0    121,946   0
HEALTH NET INC                COM      42222G108  27,830  1,236,352   SH       Shared-defined          0  1,236,352   0
HEALTHWAYS INC                COM      422245100   1,402    119,697   SH       Shared-defined          0    119,697   0
HOLOGIC INC                   COM      436440101   3,392    167,769   SH       Shared-defined          0    167,769   0
HUMANA INC                    CALL     444859902      31     19,900   SH Call  Shared-defined          0     19,900   0
HUMANA INC                    CALL     444859902      36     59,200   SH Call  Shared-defined          0     59,200   0
ILLUMINA INC                  COM      452327109  12,126    251,622   SH       Shared-defined          0    251,622   0
INFINITY PHARMACEUTICALS INC  COM      45665G303     575     24,474   SH       Shared-defined          0     24,474   0
PENNEY J C INC                COM      708160106  27,106  1,115,931   SH       Shared-defined          0  1,115,931   0
LENNAR CORP                   CL A     526057104   1,040     29,899   SH       Shared-defined          0     29,899   0
LOUISIANA PAC CORP            COM      546347105   7,654    612,330   SH       Shared-defined          0    612,330   0
LOWES COS INC                 COM      548661107  11,361    375,692   SH       Shared-defined          0    375,692   0
MEDIVATION INC                COM      58501N101  18,081    320,867   SH       Shared-defined          0    320,867   0
MICROSOFT CORP                PUT      594918954     514  1,447,800   SH Put   Shared-defined          0  1,447,800   0
MOLINA HEALTHCARE INC         COM      60855R100  17,246    685,709   SH       Shared-defined          0    685,709   0
OREXIGEN THERAPEUTICS INC     COM      686164104   5,943  1,039,976   SH       Shared-defined          0  1,039,976   0
PFIZER INC                    COM      717081103  74,242  2,987,612   SH       Shared-defined          0  2,987,612   0
PHH CORP                      NOTE
                              4.000%
                              9/0      693320AN3   4,820  4,427,050   PRN      Shared-defined          0  4,427,050   0
PRECISION CASTPARTS CORP      COM      740189105  26,471    162,059   SH       Shared-defined          0    162,059   0
PULTE GROUP INC               COM      745867101   2,131    137,503   SH       Shared-defined          0    137,503   0
QUESTCOR PHARMACEUTICALS INC  COM      74835Y101   2,012    108,929   SH       Shared-defined          0    108,929   0
REGENERON PHARMACEUTICALS     COM      75886F107   1,542     10,099   SH       Shared-defined          0     10,099   0
ROCKWELL AUTOMATION INC       COM      773903109  83,766  1,204,405   SH       Shared-defined          0  1,204,405   0
SALESFORCE COM INC            COM      79466L302  25,196    165,017   SH       Shared-defined          0    165,017   0
SIRONA DENTAL SYSTEMS INC     COM      82966C103  21,074    369,971   SH       Shared-defined          0    369,971   0
STANDARD PAC CORP NEW         COM      85375C101   2,000    295,874   SH       Shared-defined          0    295,874   0
STERIS CORP                   COM      859152100   4,382    123,545   SH       Shared-defined          0    123,545   0
STRYKER CORP                  COM      863667101   7,727    138,817   SH       Shared-defined          0    138,817   0
TEXTRON INC                   COM      883203101  37,769  1,443,232   SH       Shared-defined          0  1,443,232   0
THERMO FISHER SCIENTIFIC INC  COM      883556102   6,805    115,664   SH       Shared-defined          0    115,664   0
TWO HBRS INVT CORP            COM      90187B101   6,416    546,001   SH       Shared-defined          0    546,001   0
UNIVERSAL AMERN CORP NEW      COM      91338E101   3,527    381,682   SH       Shared-defined          0    381,682   0
UNIVERSAL HLTH SVCS INC       CL B     913903100   2,185     47,776   SH       Shared-defined          0     47,776   0
VALEANT PHARMACEUTICALS INTL  COM      91911K102   2,700     48,857   SH       Shared-defined          0     48,857   0
VERTEX PHARMACEUTICALS INC    COM      92532F100   3,290     58,869   SH       Shared-defined          0     58,869   0
V F CORP                      COM      918204108  18,453    115,795   SH       Shared-defined          0    115,795   0
WATSON PHARMACEUTICALS INC    COM      942683103  36,633    430,164   SH       Shared-defined          0    430,164   0
WYNDHAM WORLDWIDE CORP        COM      98310W108  36,614    697,679   SH       Shared-defined          0    697,679   0